Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance Related to Unallocated Segment
The allowance related to the unallocated segment increased, but remained at a level management feels is generally consistent with prior periods.

	Commercial	Commercial	Residential	Real Estate
	& Agriculture	Real Estate	Real Estate	Construction	Consumer	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257
Charge-offs	(841)	(3,440)	(4,506)	(446)	(246)	—	(9,479)
Recoveries	353	612	397	131	71	—	1,564
Provision	423	2,396	4,093	(310)	(298)	96	6,400

Ending Balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

	Commercial	Commercial	Residential	Real Estate
	& Agriculture	Real Estate	Real Estate	Construction	Consumer	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$3,639	$9,827	$4,569	$2,139	$726	$868	$21,768
Charge-offs	(2,447)	(4,561)	(3,748)	(981)	(193)	—	(11,930)
Recoveries	307	390	429	387	106	—	1,619
Provision	1,377	4,915	4,546	(571)	80	(547)	9,800

Ending Balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$286	$2,354	$1,199	$107	$60	$—	$4,006
Ending balance:
Collectively evaluated for impairment	$2,525	$7,785	$4,581	$242	$186	$417	$15,736

Ending balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

Loan balances outstanding:
Ending Balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

Ending balance:
Individually evaluated for impairment	$5,420	$13,941	$6,127	$541	$61		$26,090
Ending balance:
Collectively evaluated for impairment	$95,241	$420,867	$244,471	$19,136	$9,748		$789,463

Ending balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$811	$2,940	$336	$239	$485	$—	$4,811
Ending balance:
Collectively evaluated for impairment	$2,065	$7,631	$5,460	$735	$234	$321	$16,446

Ending balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

Loan balances outstanding:
Ending Balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

Ending balance:
Individually evaluated for impairment	$5,258	$17,700	$3,846	$576	$—		$27,380
Ending balance:
Collectively evaluated for impairment	$81,137	$354,152	$271,149	$39,214	$12,236		$757,888

Ending balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

Credit Exposures by Internally Assigned Grades

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$90,159	$397,657	$89,896	$16,594	$994	$595,300
Special Mention	1,653	6,371	1,944	352	—	10,320
Substandard	8,849	30,780	12,873	1,001	106	53,609
Doubtful	—	—	—	—	—	—

Ending Balance	$100,661	$434,808	$104,713	$17,947	$1,100	$659,229

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$73,011	$319,084	$92,577	$31,697	$2,208	$518,577
Special Mention	4,358	15,321	5,071	702	—	25,452
Substandard	9,026	37,447	17,764	5,067	—	69,304
Doubtful	—	—	—	—	—	—

Ending Balance	$86,395	$371,852	$115,412	$37,466	$2,208	$613,333

Performing and Nonperforming Loans
Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2012	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$145,879	$1,730	$8,696	$156,305
Nonperforming	6	—	13	19

Total	$145,885	$1,730	$8,709	$156,324

December 31, 2011	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$159,291	$2,324	$10,027	$171,642
Nonperforming	292	—	1	293

Total	$159,583	$2,324	$10,028	$171,935

Aging Analysis of Past Due Loans

Following is a table which includes an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2012 and December 31, 2011.

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$31	$72	$553	$656	$100,005	$100,661	$—
Commercial Real Estate	1,000	533	6,794	8,327	426,481	434,808	80
Residential Real Estate	2,843	1,214	8,527	12,584	238,014	250,598	—
Real Estate Construction	43	—	416	459	19,218	19,677	—
Consumer and Other	127	20	29	176	9,633	9,809	—

Total	$4,044	$1,839	$16,319	$22,202	$793,351	$815,553	$80

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$229	$174	$509	$912	$85,483	$86,395	$19
Commercial Real Estate	4,156	1,369	9,466	14,991	356,861	371,852	737
Residential Real Estate	3,614	1,182	6,504	11,300	263,695	274,995	511
Real Estate Construction	—	—	45	45	39,745	39,790	45
Consumer and Other	89	16	2	107	12,129	12,236	2

Total	$8,088	$2,741	$16,526	$27,355	$757,913	$785,268	$1,314

Summary of Nonaccrual Loans

The following table presents loans on nonaccrual status as of December 31, 2012 and December 31, 2011.

	2012	2011
Commericial & Agriculture	$2,869	$940
Commercial Real Estate	16,250	15,346
Residential Real Estate	9,701	8,915
Real Estate Construction	958	567
Consumer and Other	77	—

Total	$29,855	$25,768

Schedule of Troubled Debt Restructurings

Loan modifications that are considered troubled debt restructurings completed during the quarters and twelve month periods ended December 31, 2012 and December 31, 2011 were as follows:

	For the Twelve Month Period Ended December 31, 2012			For the Twelve Month Period Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commericial & Agriculture	6	$984	$976	3	$1,506	$1,506
Commercial Real Estate	3	1,205	1,205	3	2,074	2,004
Residential Real Estate	25	1,740	1,662	2	180	181
Real Estate Construction	—	—	—	—	—	—
Consumer and Other	5	66	66	—	—	—

Total Loan Modifications	39	$3,995	$3,909	8	$3,760	$3,691

Impaired Financing Receivables

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commericial & Agriculture	$5,053	$5,226	$—	$2,914	$3,010	$—
Commercial Real Estate	5,446	8,114	—	3,804	4,739	—
Residential Real Estate	2,566	5,346	—	862	953	—
Real Estate Construction	—	521	—	—	—	—
Consumer and Other	1	1	—	—	—	—

Total	13,066	19,208	—	7,580	8,702	—
With an allowance recorded:
Commericial & Agriculture	367	385	286	2,344	3,645	811
Commercial Real Estate	8,495	8,681	2,354	13,896	16,534	2,940
Residential Real Estate	3,561	4,554	1,199	2,984	4,127	336
Real Estate Construction	541	547	107	576	1,103	239
Consumer and Other	60	60	60	—	—	485

Total	13,024	14,227	4,006	19,800	25,409	4,811
Total:
Commericial & Agriculture	5,420	5,611	286	5,258	6,655	811
Commercial Real Estate	13,941	16,795	2,354	17,700	21,273	2,940
Residential Real Estate	6,127	9,900	1,199	3,846	5,080	336
Real Estate Construction	541	1,068	107	576	1,103	239
Consumer and Other	61	61	60	—	—	485

Total	$26,090	$33,435	$4,006	$27,380	$34,111	$4,811

	December 31, 2012		December 31, 2011
For the year ended:	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commericial & Agriculture	$4,762	$276	$4,713	$481
Commercial Real Estate	16,482	958	13,529	1,268
Residential Real Estate	4,909	557	3,751	262
Real Estate Construction	533	25	1,363	17
Consumer and Other	34	2	—	—

Total	$26,720	$1,818	$23,356	$2,028